Investments	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Investments
8	Investments

(a)	Business Combination
Details of the estimated purchase consideration, the net assets acquired, goodwill and other intangible assets are as follows:

	Compass	MAV	Lacan	Verde
Cash paid	201,372	5,000	70,000	32,413
Shares issued (Class A Shares)	692,156	—	—	141,806
Consideration payable	—	10,000	—	—
Contingent consideration	74,903	18,010	33,468	42,980

Total purchase consideration	968,431	33,010	103,468	217,199

Non-controlling interest	—	—	—	73,372

Purchase consideration and non-controlling interest	968,431	33,010	103,468	290,571

The assets and liabilities recognized as a result of the acquisition are as follows:

	Compass	MAV	Lacan	Verde
Cash and cash equivalents	51,032	285	1,987	43,780
Other assets and liabilities	301,948	(221)	(1,497)	(29,756)
Management contracts and customers relationship	324,361	5,760	26,539	104,523
Brands	77,763	—	—	25,712

	755,104	5,824	28,150	144,259

Goodwill (a)	213,327	27,186	76,439	146,312

Net assets acquired	968,431	33,010	103,468	290,571

(a)	The goodwill includes all business combinations made by the entity, not just those described.
The impact on consolidated information of the acquisition of 2025 is as follows:

Impact on consolidated information from the acquisition date	Verde
Net revenue from services rendered	15,658
General and administrative expenses	(6,065)
Finance income/(expense), net	695
Income taxes	(4,269)
Profit or loss	6,020

Attributable to the shareholders of the parent company	3,025
Attributable to non-controlling interests	2,995

Impact on consolidated information if the business combination were to occur on January 1, 2025	Verde
Net revenue from services rendered	184,235
General and administrative expenses	(114,788)
Finance income/(expense), net	8,317
Income taxes	(29,921)

Profit or loss	47,843

Attributable to the shareholders of the parent company	23,926
Attributable to non-controlling interests	23,917

(i)	Compass Business Combination
On March 07, 2024, the Entity announced an agreement for a business combination with Compass. On October 29, 2024, the transaction was completed, creating a full-service Latin American alternative asset manager with more than US$50 billion in assets under management, across different segments. Founded in 1995, Compass is a leading independent asset manager and investment advisory firm in Latin America, currently present in seven countries in Latin America, the United States and United Kingdom.
The transaction had a total upfront consideration of 11,783,384 shares of VINP Class A common stock, and a cash consideration of US$35,2 million. Under the agreement, Compass partners are entitled to an earn-out
of up to an additional 7.5% stake in the combined entity, subject to the achievement of pre-determined
metrics, to be paid in VINP Class A common stock.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

-	Footprint expansion in Latam;
-	Business complementary and;
-	Shared long-term vision.

(b)	Intangible assets that do not qualify for separate recognition:
Reputation: value of the acquired Compass’ market recognition, and customer loyalty, which do not meet the criteria for recognition as a separate intangible asset.
Know-how
and Expertise: Technical knowledge, internal processes, or specific workforce capabilities that cannot be separately measured.

(ii)	MAV Business Combination
On April 25, 2024, Vinci Compass announced an agreement for a combination with MAV Capital Gestora de Recursos Ltda. (“MAV” or “MAV Capital”). The transaction was closed on June 28, 2024, and had a total cash consideration of R$5,000 and an obligation of R$10,000 segregated in two payments in each deal anniversary until 2026, respectively. The transaction increased Vinci Compass’ participation in agribusiness, improving a segment that is rising. At the closing date, MAV had R$ 540 million assets under management in credit sector.

Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Agribusiness focused asset manager;

•	Enhances Vinci’s credit segment offering;

•	More than 35 in-house structured credit operations across several sectors with special focus to Agribusiness.
During the second quarter of 2025, the Group evaluated the management contracts and customers relationship of MAV’s business combination. The amount of $ 2,515 was classified as Goodwill to Management contracts and customers relationship.

(iii)	Lacan Ativos Reais Business Combination
On November 4, 2024, Vinci Compass announced an agreement for a combination with Lacan Administração de Bens e Participações Ltda. (“Lacan”). The transaction increased Vinci Compass participation in the forestry area investments, improving a ESG agenda segment that is raising in a short period of time. At the closing date, Lacan had R$ 1.5 billion assets under management in private markets sector.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Timberland investment management organization;

•	Forestry vertical to complement Vinci Compass’s Real Asset segment;

•	Strong relationships with Brazilian and European institutional investors;

•	Long-term AUM with 15+ year funds.
During the fourth quarter of 2025, the Group evaluated the management contracts and customers relationship of Lacan’s business combination. The amount of $ 1,121 was classified as Management contracts and customers relationship to Goodwill.

(iv)	Verde Business Combination
On October 6, 2025, Vinci Compass announced an agreement for a combination with Verde Asset Management (“Verde”). The transaction was also closed on December 1, 2025, and had a total cash consideration of R$32,413. The transaction adds immediate scale and improves AUM mix by contributing R$16 billion in AUM. Verde’s capabilities enhance our multi-strategy and pension plans strategies within Global IP&S, Credit and Equities, reinforcing earnings quality and deepening the share of discretionary mandates. Vinci Compass also broadens its product shelf across high-net-worth
individuals and intermediaries while strengthening solutions for institutional clients, leveraging complementary strategies and track records that expand client choice and the relevance of our open-architecture solutions.
In the first phase, Vinci Compass acquired 50.1% of Verde, with total estimated consideration composed of 3.1 million new Class A common shares and R$46.8 million in cash. Payment will be set in two instalments, first at Closing, fixed at 2,177,439 new Class A common shares and R$32,412 million in cash, and the second after two years, estimated at 0.9 million new Class A common shares and R$14,400 million in cash, contingent on revenue targets and other customary conditions.

The second phase was structured as an earnout, to be paid after five years of Closing, in each Vinci Compass will acquire the remaining 49.9% of Verde, with a consideration payable in new Class A common shares and/or cash at Vinci Compass’ discretion. As Vinci Compass has a contractual obligation to acquire the remaining interest held by non-controlling
shareholders at the end of the five-year period, such obligation is recognized as a redemption liability, with a corresponding adjustment recorded in the equity attributable to the parent. Subsequent remeasurements of this obligation are recognized directly in equity, as they represent transactions with non-controlling
shareholders. During the five-year period preceding the settlement of the contractual obligation to acquire the remaining non-controlling
interest, the
non-controlling
shareholders retain the economic rights associated with their ownership interest, including the right to participate in the results of the entity. Accordingly, until the completion of the acquisition, such interest continues to be presented as attributable to non-controlling
interests for purposes of profit or loss allocation, notwithstanding the recognition of a redemption liability.
Goodwill is recognized when the price paid in an acquisition exceeds the fair value of the identifiable net assets of the acquired company. This premium reflects expectations of future benefits that cannot be directly attributed to identifiable assets or liabilities. Below are examples of qualitative factors that comprise goodwill:

(a)	Expected Operational Synergies:

•	Hedge Funds investment management organization;

•	Strong relationships with Brazilian and foreign institutional investors.
Verde business combinations are still under its measurement period. During this period, additional assets or liabilities can be recognized if new information is obtained about facts and circumstances that existed as of the acquisition date. The measurement period ends as soon as Vinci Compass receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable. However, the measurement period shall not exceed one year from the acquisition date.

(b)	Investments accounted for using the equity method
As of December 31, 2025, the details of investments in associates and joint ventures is as follows:

Affiliate	Country	Ownership	Nature of relationship	Equity	Share of profit (loss) (***)
CCLA Holdings Development and Property Management SL (“CCLA Holdings”) (*)	Spain	50%	Joint venture	52,948	(9,610)
CCLA SMA I Operator, Ltd (*)	Cayman	50%	Joint venture	1,705	7,564
Mexican associates’ entities (**)	Mexico	( **)	Associate	10,240	979
Real Estate Manual Montt Rentas SpA	Chile	7,5%	Associate	902	—

				65,796	(1,067)

(*)	Joint Venture relationships with CIM Group. There is no control over these investments.
(**)
Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates do not have control over these investments. The ownership of these associates may vary from 0.04% to 1.89%.

(***)	Comprise group’s share of the post-acquisition profits or losses of the investees.

As of 31 December 2025, movements in investment in joint ventures and associates are as follows:

	CCLA Holdings	Mexican associates	CCLA Operator	Real Estate Manual Montt Rentas SpA	Total
Investments recognized as a result of business combination	32,604	7,943	—	—	40,547
Capital increase	13,140	—	—	—	13,140
Equity gain (loss)	(1,652)	152	—	—	(1,500)
Foreign exchange variation	2,356	538	—	—	2,894

Closing balance of investment on December 31, 2024	46,448	8,633	—	—	55,081
Capital increase	16,901	—	—	843	17,744
Dividends Distributed	—	—	(3,415)	—	(3,415)
Equity gain (loss)	(9,610)	988	7,564	—	(1,067)
Foreign exchange variation	(791)	619	(2,444)	60	(2,547)

Closing balance of investment on December 31, 2025	52,948	10,240	1,705	903	65,796
Summarized financial information for material associates and joint ventures:
The tables below provide summarized financial information for those joint ventures and associates that are material to the Group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not Vinci Compass share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

	CCLA Holdings
	December 31, 2025	December 31, 2024
Current assets	63,297	89,175
Non-current assets	84,715	55,502
Current liabilities	(23,319)	(51,780)
Non-current liabilities	(18,796)	—
Net assets	105,896	92,897
Ownership interest	50%	50%
Investments by equity method	52,948	46,448

(c)	Non-controlling interests (NCI)
Set out below is summarized financial information for each subsidiary that has non-controlling
interests. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Asset Allocation		Vinci Holding Securitária		HLS Empreendimentos e Participações S.A.		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Summarized Balance Sheet
Current assets	368	466	524,846	392,026	69,854	—	595,068	392,492
Current liabilities	(652)	(777)	(2,843)	(3,447)	(68,618)	—	(72,113)	(4,224)

Current net assets	(284)	(311)	522,003	388,579	1,236		522,956	388,268
Non-current assets	571	601	28,862	21,393	193,213	—	222,646	21,994
Non-current liabilities	(3,350)	(2,750)	(559,624)	(408,305)	(44,171)	—	(607,145)	(411,055)

Non-current net assets	(2,779)	(2,149)	(530,762)	(386,912)	149,042	—	(384,499)	(389,061)
Net assets	(3,063)	(2,460)	(8,759)	1,667	150,278	—	138,456	(793)

Accumulated NCI	(766)	(615)	(879)	250	76,367	—	74,722	(365)

Summarized statement	Vinci Asset Allocation		Vinci Holding Securitária		HLS Empreendimentos e Participações S.A.		Total
of comprehensive income	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Revenue	733	429	601	380	15,658	—	16,992	809
Profit for the period	(602)	(1,036)	(20,426)	(13,135)	6,020	—	(15,008)	(14,171)
Total comprehensive income	(602)	(1,036)	(20,426)	(13,135)	6,020	—	(15,008)	(14,171)

Profit/(loss) allocated to NCI	(151)	(259)	(1,129)	(1,970)	2,995	—	1,715	(2,229)